Finance Lease Right-of-Use Assets, Net (Details) - Schedule of Finance Lease Right -of-Use Assets	12 Months Ended
Jun. 30, 2024 USD ($)
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of Finance Lease Right -of-Use Assets [Line Items]
Beginning balance of accumulated amortization	$ (788,840)
Increase /(Decrease) of accumulated amortization	800,011
Exchange rate translation of accumulated amortization	(11,171)
Ending balance of accumulated amortization
Beginning balance of Finance lease right-of-use assets, net	871,876
Increase /(Decrease) of Finance lease right-of-use assets, net	(884,223)
Exchange rate translation of Finance lease right-of-use assets, net	12,347
Ending balance of Finance lease right-of-use assets, net
Company vehicles [Member]
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of Finance Lease Right -of-Use Assets [Line Items]
Beginning balance of company vehicles	1,660,716
Increase /(Decrease) of company vehicles	(1,684,234)
Exchange rate translation of company vehicles	23,518
Ending balance of company vehicles